UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel Global Emerging Equity Fund

SEMI-ANNUAL REPORT	MARCH 31, 2024

Investment Adviser: RWC Asset Advisors (US) LLC

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-Port is available on the SEC’s website https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-RWC-FUND; and (ii) on the Commission’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

SECTOR WEIGHTINGS†:

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.1%

	Shares	Value

Argentina — 1.6%
Grupo Financiero Galicia ADR	63,021	$1,601,994
YPF ADR*	105,029	2,079,574

		3,681,568

Brazil — 9.7%
Localiza Rent a Car	482,702	5,301,906
MercadoLibre *	3,012	4,554,023
Petroleo Brasileiro ADR	363,904	5,534,980
Raia Drogasil	652,300	3,581,066
Vale ADR, Cl B	285,794	3,483,829

		22,455,804

Canada — 4.5%
Ivanhoe Mines, Cl A *	875,320	10,452,741

China — 33.8%
Alibaba Group Holding ADR	45,257	3,274,797
Alibaba Group Holding	521,403	4,680,099
Baidu ADR *	34,016	3,581,205
Beijing Oriental Yuhong Waterproof Technology, Cl A	852,400	1,894,104
China International Capital	1,751,597	2,076,909
China Merchants Shekou Industrial Zone Holdings, Cl A	1,590,064	2,125,233
China Resources Land	661,223	2,091,021
Country Garden Services Holdings	3,861,856	2,472,117
Geely Automobile Holdings	5,160,000	6,091,957

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

China — (continued)
Kanzhun ADR*	125,703	$2,203,574
Kuaishou Technology, Cl B *	1,480,564	9,279,004
Li Auto, Cl A *	153,600	2,380,604
Li Auto ADR *	72,386	2,191,848
Longfor Group Holdings	5,616,000	7,936,288
New Oriental Education & Technology Group ADR *	4,478	388,780
New Oriental Education & Technology Group *	17,700	154,125
PDD Holdings ADR *	30,101	3,499,241
Tencent Holdings	225,795	8,764,704
Trip.com Group ADR *	51,286	2,250,943
Will Semiconductor Shanghai, Cl A	206,335	2,812,057
Zijin Mining Group	4,004,000	7,991,168

		78,139,778

Ghana — 1.8%
Kosmos Energy *	467,106	2,783,952
Tullow Oil *	3,602,982	1,418,235

		4,202,187

Greece — 2.1%
Eurobank Ergasias Services and Holdings *	607,016	1,168,234
National Bank of Greece *	224,975	1,763,004
Piraeus Financial Holdings *	447,449	1,873,049

		4,804,287

India — 7.7%
Dr Reddy’s Laboratories	26,580	1,962,495
ICICI Bank	360,165	4,721,302
InterGlobe Aviation *	96,332	4,098,780
Macrotech Developers	102,728	1,399,042
Reliance Industries	160,754	5,727,798

		17,909,417

Indonesia — 2.0%
Bank Mandiri Persero	5,394,400	2,466,692
Bank Rakyat Indonesia Persero	5,956,300	2,272,823

		4,739,515

Mexico — 2.1%
Cemex ADR *	456,918	4,116,831
Southern Copper	7,831	834,158

		4,950,989

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Russia — –%
Rosneft Oil PJSC (A)	292,949	$—

Saudi Arabia — 0.9%
Saudi National Bank	180,799	1,966,826

South Africa — 4.8%
FirstRand	453,279	1,477,637
Gold Fields ADR	486,720	7,733,981
MTN Group	394,600	1,953,386

		11,165,004

South Korea — 7.2%
Hana Financial Group	51,932	2,272,085
KB Financial Group	57,610	3,008,344
Samsung Biologics *	3,915	2,422,429
Samsung Electronics	148,707	8,925,182

		16,628,040

Taiwan — 7.6%
MediaTek	148,660	5,388,336
Taiwan Semiconductor Manufacturing	347,904	8,359,654
Unimicron Technology	648,000	3,847,079

		17,595,069

Turkey — 6.1%
Akbank	3,512,096	5,078,383
BIM Birlesik Magazalar	378,879	4,116,468
Turkiye Garanti Bankasi	2,180,887	4,819,900

		14,014,751

Vietnam — 2.3%
Hoa Phat Group JSC *	3,161,719	3,895,564
Vincom Retail JSC *	1,320,093	1,365,614

		5,261,178

Zambia — 1.9%
First Quantum Minerals	401,344	4,318,174

TOTAL COMMON STOCK (Cost $200,792,346)		222,285,328

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

PREFERRED STOCK — 2.6%

	Shares	Value

Brazil — 2.6%
Itau Unibanco Holding (B)	857,000	$5,949,546

TOTAL PREFERRED STOCK (Cost $5,045,201)		5,949,546

TOTAL INVESTMENTS— 98.7% (Cost $205,837,547)		$228,234,874

Percentages are based on Net Assets of $231,150,385.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

The following is a summary of the level of inputs used as of March 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†		Total

Common Stock

Argentina	$3,681,568	$—	$—		$3,681,568

Brazil	22,455,804	—	—		22,455,804

Canada	10,452,741	—	—		10,452,741

China	78,139,778	—	—		78,139,778

Ghana	4,202,187	—	—		4,202,187

Greece	4,804,287	—	—		4,804,287

India	17,909,417	—	—		17,909,417

Indonesia	4,739,515	—	—		4,739,515

Mexico	4,950,989	—	—		4,950,989

Russia	—	—	—	^	—

Saudi Arabia	1,966,826	—	—		1,966,826

South Africa	11,165,004	—	—		11,165,004

South Korea	16,628,040	—	—		16,628,040

Taiwan	17,595,069	—	—		17,595,069

Turkey	14,014,751	—	—		14,014,751

Vietnam	5,261,178	—	—		5,261,178

Zambia	4,318,174	—	—		4,318,174

Total Common Stock	222,285,328	—	—		222,285,328

Preferred Stock

Brazil	5,949,546	—	—		5,949,546

Total Investments in Securities	$228,234,874	$—	$—		$228,234,874

† A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

For more information on valuation inputs see Note 2 Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

Assets:

Investments, at Value (Cost $205,837,547)	$228,234,874

Cash	3,267,393

Foreign Currency, at Value (Cost $5,228)	5,230

Receivable for Investment Securities Sold	3,153,974

Receivable for Capital Shares Sold	638,548

Dividend and Interest Receivable	498,277

Reclaim Receivable	55,999

Unrealized Appreciation on Foreign Spot Currency Contracts	501

Other Prepaid Expenses	28,515

Total Assets	235,883,311

Liabilities:

Payable for Investment Securities Purchased	3,855,055

Accrued Foreign Capital Gains Tax on Appreciated Securities	518,076

Payable to Investment Adviser	173,037

Payable for Capital Shares Redeemed	31,513

Payable to Administrator	23,072

Payable to Trustees	1,803

Chief Compliance Officer Fees Payable	1,434

Other Accrued Expenses and Other Payables	128,936

Total Liabilities	4,732,926

Commitments and Contingencies†

Net Assets	$231,150,385

Net Assets Consist of:

Paid-in Capital	$278,427,795

Total Accumulated Losses	(47,277,410)

Net Assets	$231,150,385

Institutional Class Shares:

Net Assets	$101,596,675

Outstanding Shares of beneficial interest (unlimited authorization — no par value)	9,425,000

Net Asset Value, Offering and Redemption Price Per Share	$10.78

Class I Shares:

Net Assets	129,553,710

Outstanding Shares of beneficial interest (unlimited authorization — no par value)	12,070,603

Net Asset Value, Offering and Redemption Price Per Share	$10.73

†	See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND FOR THE SIX MONTHS ENDED MARCH 31, 2024 (UNAUDITED)

STATEMENT OF OPERATIONS

Investment Income:

Dividends	$2,209,675

Interest	61,877

Less: Foreign Taxes Withheld	(240,404)

Total Investment Income	2,031,148

Expenses:

Investment Advisory Fees (Note 5)	864,450

Administration Fees (Note 4)	115,261

Shareholder Serving Fees, Class I Shares (Note 4)	52,228

Trustees’ Fees	10,104

Chief Compliance Officer Fees (Note 3)	3,895

Custodian Fees (Note 4)	70,813

Transfer Agent Fees (Note 4)	53,609

Professional Fees	35,006

Registration and Filing Fees	16,762

Printing Fees	11,620

Other Expenses	28,223

Total Expenses	1,261,971

Less:

Waiver of Investment Advisory Fees (Note 5)	(15,845)

Fees Paid Indirectly (Note 4)	(3,167)

Net Expenses	1,242,959

Net Investment Income	788,189

Net Realized Gain (Loss) on:

Investments	(60,124)

Capital Gains Tax	(65,423)

Foreign Currency Transactions	(31,553)

Net Realized Loss	(157,100)

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	7,793,853

Foreign Capital Gains Tax on Appreciated Securities	(200,093)

Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(513)

Net Change in Unrealized Appreciation (Depreciation)	7,593,247

Net Realized and Unrealized Gain on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	7,436,147

Net Increase in Net Assets Resulting from Operations	$8,224,336

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

Operations:

Net Investment Income	$788,189	$1,444,877

Net Realized Gain (Loss)	(157,100)	(8,445,682)

Net Change in Unrealized Appreciation (Depreciation)	7,593,247	24,942,272

Net Increase in Net Assets Resulting From Operations	8,224,336	17,941,467

Distributions:

Institutional Class Shares	(471,710)	(300,133)

Class I Shares	(672,294)	(514,067)

Total Distributions	(1,144,004)	(814,200)

Capital Share Transactions:(1)

Institutional Class Shares

Issued	33,110,079	16,437,909

Reinvestment of Distributions	359,995	232,845

Redeemed	(1,251,941)	(5,288,018)

Net Institutional Class Shares Transactions	32,218,133	11,382,736

Class I Shares

Issued	19,673,568	29,733,260

Reinvestment of Distributions	587,905	448,563

Redeemed	(8,598,111)	(50,358,164)

Net Class I Shares Transactions	11,663,362	(20,176,341)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	43,881,495	(8,793,605)

Total Increase in Net Assets	50,961,827	8,333,662

Net Assets:

Beginning of Period/Year	180,188,558	171,854,896

End of Period/Year	$231,150,385	$180,188,558

(1)	For share transactions, see Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

			Institutional Class Shares
	Six Months Period Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Year/ Period	$10.45	$9.51	$16.10	$12.46	$11.25	$11.67

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.05	0.09	0.23	0.04	(0.03)	0.07
Net Realized and Unrealized Gain (Loss)	0.35	0.91	(4.63)	3.64	1.30	(0.48)

Total from Investment Operations	0.40	1.00	(4.40)	3.68	1.27	(0.41)

Dividends and Distributions:
Net Investment Income	(0.07)	(0.06)	(0.31)	(0.04)	(0.06)	(0.01)
Capital Gains	—	—	(1.88)	—	—	—

Total Dividends and Distributions	(0.07)	(0.06)	(2.19)	(0.04)	(0.06)	(0.01)
Net Asset Value, End of Year/ Period	$10.78	$10.45	$9.51	$16.10	$12.46	$11.25

Total Return†	3.86%	10.46%	(31.37)%	29.52%	11.29%	(3.46)%

Ratios and Supplemental Data
Net Assets, End of Year/ Period(Thousands)	$101,597	$66,159	$49,429	$61,658	$38,174	$37,682
Ratio of Expenses to Average Net Assets (Including Waivers, Fees Paid Indirectly, and Reimbursements)	1.24%††	1.25%	1.22%(1)	1.25%(1)	1.25%	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly, and Reimbursements)	1.26%††	1.30%	1.21%	1.20%	1.26%	1.29%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.99%††	0.89%	1.87%	0.24%	(0.30)%	0.58%
Portfolio Turnover Rate	47%	114%	136%	122%	139%	106%

*	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND

FINANCIAL HIGHLIGHTS

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
(1)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

					Class I Shares

	Six Months Period Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Year/ Period	$10.43		$9.49	$16.07	$12.44	$11.23	$11.65

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.04		0.08	0.25	0.02	(0.05)	0.06
Net Realized and Unrealized Gain (Loss)	0.32		0.90	(4.65)	3.64	1.31	(0.47)

Total from Investment Operations	0.36		0.98	(4.40)	3.66	1.26	(0.41)

Dividends and Distributions:
Net Investment Income	(0.06)		(0.04)	(0.30)	(0.03)	(0.05)	(0.01)
Capital Gains	—		—	(1.88)	—	—	—

Total Dividends and Distributions	(0.06)		(0.04)	(2.18)	(0.03)	(0.05)	(0.01)

Net Asset Value, End of Year/ Period	$10.73		$10.43	$9.49	$16.07	$12.44	$11.23

Total Return†	3.48%		10.36%	(31.43)%	29.41%	11.24%	(3.54)%

Ratios and Supplemental Data
Net Assets, End of Year/ Period(Thousands)	$129,554		$114,030	$122,426	$243,401	$150,949	$104,992
Ratio of Expenses to Average Net Assets (Including Waivers, Fees Paid Indirectly, and Reimbursements)	1.33%	††	1.34%	1.31%(1)	1.34%(1)	1.34%	1.34%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly, and Reimbursements)	1.35%	††	1.39%	1.30%	1.29%	1.36%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.71%	††	0.74%	1.93%	0.13%	(0.40)%	0.57%
Portfolio Turnover Rate	47%		114%	136%	122%	139%	106%

*	Per share calculations were performed using average shares for the period.
Total return is for the period indicated and has not been annualized. Returns shown do not reflect the
†	deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND

FINANCIAL HIGHLIGHTS

††	Annualized.
Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower
(1)	absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Redwheel Global Emerging Equity Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified investment company. RWC Asset Advisors (US) LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Class N Shares, Class I Shares and Institutional Class Shares. The Fund commenced operations on December 30, 2016. As of March 31, 2024, only Class I and the Institutional Class have outstanding shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ Stock Market (the “NASADQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during period ended March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any significant interest or penalties.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Fund has accrued foreign capital gain tax in the amount of $518,076 presented on the Statement of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Equity-Linked Warrants — The Fund may invest in equity-linked and index-linked warrants. Equity-linked warrants provide a way for investors to access markets where entry is difficult or costly. A Fund purchases the equity-linked and index-linked warrants from a broker, who in turn is expected to purchase shares in the local market and issue a call warrant hedged on the underlying holdings. If the Fund exercises its call and closes its position, the shares are expected to be sold and the warrant redeemed with the proceeds. Each warrant typically represents one share of the underlying stock or basket of stocks representing the index. Therefore, the price, performance and liquidity of the warrant are all linked to the underlying stock or index, less transaction costs. Equity-linked warrants are generally valued at the closing price of the underlying securities, then adjusted for stock dividends declared by the underlying securities. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. A Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Fund may also engage in currency transactions to enhance the Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There were no open forward foreign currency contracts as of March 31, 2024.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board. For the period ended March 31, 2024, the fund was allocated CCO fees totaling $3,895.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended March 31, 2024, the Fund paid $115,261 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Class N Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.05% of the Fund’s average daily net assets attributable to Class N Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges. For the period ended March 31, 2024, no such fees were incurred.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of the Class N Shares and 0.09% of average daily net assets of Class I Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. For the period ended March 31, 2024, the Fund paid $52,228 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. For the period ended March 31, 2024, the Fund paid $70,813 for these services.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. The Fund earned cash management credits of $3,167, which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee computed daily at an annual rate of 0.90% of the Fund’s average daily net assets. As of March 31, 2024, the fees for these services were $864,450.

Effective as of the close of business on January 29, 2024, RWC Asset Advisors (US) LLC (the “Adviser”), the Fund’s investment adviser, has terminated the Adviser’s expense limitation agreement with respect to the Fund (the “Expense Limitation Agreement”), pursuant to which agreement the Adviser previously had agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding certain expenses) from exceeding 1.25% of the average daily net assets of each of the Fund’s share classes.

As of March 31, 2024, the fees which previously had been waived and reimbursed to the Fund by the Adviser and which may be subject to possible future reimbursement, up to the expense cap in place at the time that the expenses were waived and reimbursed to the Fund, to the Adviser were $47,375 expiring in 2026 and $59,460 expiring in 2027. For the period ended March 31, 2024 the Fund incurred $15,845 of recoupments payable to the Adviser.

6. Investment Transactions:

For the period ended March 31, 2024, the Fund made purchases of $131,768,836 and sales of $90,147,334 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

7. Capital Share Transactions:

Capital share transactions were as follows:

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Institutional Class Shares
Issued	3,177,375	1,598,438
Reinvestment of Distributions	33,488	22,367
Redeemed	(118,606)	(486,169)

Total Institutional Class Shares Transactions	3,092,257	1,134,636

Class I Shares
Issued	1,910,085	2,876,676
Reinvestment of Distributions	54,740	43,131
Redeemed	(829,512)	(4,886,559)

Total Class I Shares Transactions	1,135,313	(1,966,752)

Net Increase (Decrease) in Shares Outstanding From Share Transactions	4,227,570	(832,116)

8. Federal Tax Information:

It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences primarily consist of reclassification of foreign currency translations, capital gains taxes and investments in Passive Foreign Investment Company (“PFICs”).

The tax character of dividends and distributions paid during the years or year ended September 30, 2023 and 2022 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total

2023	$814,200	$—	$814,200

2022	25,639,329	11,899,667	37,538,996

As of September 30, 2023, the components of Accumulated Losses on a tax basis were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

Undistributed Ordinary Income	$1,142,439

Capital Loss Carryforwards	(49,216,900)

Post October Capital Losses Deferral	(11,729,290)

Unrealized Appreciation	5,446,013

Other Temporary Differences	(4)

Total Accumulated Losses	$(54,357,742)

Post October capital losses represent capital losses realized on investment transactions from November 1, 2022 through September 30, 2023, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

Short-Term Loss	Long-Term Loss	Total

$49,216,900	$–	$49,216,900

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales and PFIC Mark to Market. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (including foreign currency) by the Fund at March 31, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

$205,837,547	$36,225,918	$(13,828,591)	$22,397,327

9. Other:

At March 31, 2024, the percentage of total shares outstanding, held by shareholders owning 10% or greater of the aggregate total shares outstanding, for each share class, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Institutional Class Shares	4	78%

Class I Shares	2	62%

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging and Frontier Markets Securities Risk – The Fund’s investments in emerging or frontier markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging and frontier markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging and frontier market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Small-and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Private Placements Risk – Investment in privately placed securities may be less liquid than investments in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Derivatives Risk – The Fund’s use of equity-linked notes and swaps for all purposes, including speculative purposes, is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Fund’s use of swaps is also subject to leverage risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Risks of Investing in Other Investment Companies – To the extent that the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Stock Connect Investing Risk - Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the Chinese and Hong

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024 (UNAUDITED)

Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Shareholder Concentration Risk - A large percentage of the Fund’s shares may be held by a small number of shareholders at any time. During any such time, a large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

11. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of financial markets. The ultimate fallout and long-term impact from these events are not known.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2023 to March 31, 2024.

The table on the next page illustrates your Fund’s costs in two ways:

●  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period*
Class I Shares

Actual Portfolio Return	$1,000.00	$1,034.80	1.33%	$6.77

Hypothetical 5% Return	1,000.00	1,018.35	1.33	6.71

Institutional Class Shares

Actual Portfolio Return	$1,000.00	$1,037.70	1.24%	6.32

Hypothetical 5% Return	1,000.00	1,018.80	1.24	6.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND MARCH 31, 2024

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 26, 2024, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. Among other things, the Program Administrator’s report noted that:

●

the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report.

●	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

●	no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

NOTES

NOTES

RWC Global Emerging Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-RWC-FUND

Investment Adviser:

RWC Asset Advisors (US) LLC

2640 South Bayshore Drive, Suite 201

Miami, Florida 33133

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RWC-SA-001-0800

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 7, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer

Date: June 7, 2024